Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Total loss for the period	$ (6,322)	$ (5,643)	$ (11,408)	$ (23,115)
Non-cash elements included in net loss:
Depreciation	4	4	9	10
Change in financial instrument fair value	(335)	1,369	2,719
Warrants expense			540	2,159
Unrealized loss (gain) on available-for-sale investments	(6)	(6)	11	(28)
Impairment of equipment				112
Accretion of convertible debt	108	38	81
Deferred taxes				(2,755)
Foreign exchange (gain) loss	174	260	(247)	183
Other non-cash items			(587)
Share-based compensation	394	68	1,049	2,506
Subtotal	(5,983)	(3,910)	(7,833)	(20,928)
Change in working capital items:
Receivables		10	8	25
Prepaid expenses	68	39	(63)	(39)
Accounts payable and accrued liabilities	842	(3,114)	(3,086)	3,625
Net cash used in operating activities	(5,073)	(6,975)	(10,974)	(17,317)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposits				(14)
Restricted cash funding	(265)
Acquisition of equipment		(2)	(4)	(27)
Net cash used in investing activities	(265)	(2)	(4)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	1,675	926	9,993	13,979
Share issue costs			(151)	(521)
Stock subscriptions		2,321
Issuance of convertible debt		4,800	5,060
Related party debt draws		600	600	1,500
Related party debt repayment			(1,100)
Net cash provided by financing activities	1,675	8,647	14,402	14,958
Exchange rate effect on cash	(20)	(30)	235	345
Change in cash during the period	(3,683)	1,640	3,659	(2,055)
Cash, beginning of period	4,412	753	753	2,808
Cash, end of period	729	2,393	4,412	753
Supplemental cash flow information:
Amounts paid for interest	32		144
Amounts paid for income taxes
Non-cash financing transaction	$ 983		$ 638